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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                 Report for the Calendar Year or Quarter Ended:    12/31/2008
                                                                 ---------------
                 Check here if Amendment[   ]:  Amendment Number:
                                                                 ---------------

                             This Amendment (Check only one):
                             [  ]  is a restatement
                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                MICHAEL R. MURPHY
                     -----------------------------------------------------------
Address:             191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                     -----------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

                     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Mark Buckley
                     -----------------------------------------------------------
Title:               Associate
                     -----------------------------------------------------------
Phone:               312-265-9600
                     -----------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Mark Buckley
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
2/13/2009
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
-------------------

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          --------------

Form 13F Information Table Entry Total:
                      24
          --------------
Form 13F Information Table Value Total:
           $     111,263 (thousands)
          --------------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number      Name
1            28-11635                  DANIEL J. DONOGHUE
-------      --------------------      --------------------------------------
2            28-11637                  DISCOVERY GROUP I, LLC
-------      --------------------      --------------------------------------

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                              13F INFORMATION TABLE
                                   12/31/2008

           COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                                Voting Authority
           NAME OF            TITLE OF               VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER
           ISSUER              CLASS      CUSIP    (X $1000)   PRN AMT    PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED    NONE
ALADDIN KNOWLEDGE SYS LTD       ORD     M0392N101      4,508     731,759  SH         SHARED-OTHER    1, 2             731,759
ALLION HEALTHCARE INC           COM     019615103      3,464     840,826  SH         SHARED-OTHER    1, 2             840,826
AMERICAN MED ALERT CORP         COM     027904101      4,482     933,747  SH         SHARED-OTHER    1, 2             933,747
BOOKS-A-MILLION INC             COM     098570104        602     236,260  SH         SHARED-OTHER    1, 2             236,260
CPI INTERNATIONAL INC           COM     12618M100        965     111,469  SH         SHARED-OTHER    1, 2             111,469
CYBEX INTL INC                  COM     23252E106      2,898   1,575,243  SH         SHARED-OTHER    1, 2           1,575,243
DRUGSTORE COM INC               COM     262241102      8,313   6,703,767  SH         SHARED-OTHER    1, 2           6,703,767
HAWK CORP                       CL A    420089104        961      57,866  SH         SHARED-OTHER    1, 2              57,866
HOME DIAGNOSTICS INC DEL        COM     437080104      6,513   1,310,437  SH         SHARED-OTHER    1, 2           1,310,437
HYPERCOM CORP                   COM     44913M105         33      30,869  SH         SHARED-OTHER    1, 2              30,869
MAIDENFORM BRANDS INC           COM     560305104      5,694     560,938  SH         SHARED-OTHER    1, 2             560,938
OPENTV CORP                     CL A    G67543101     15,177  12,338,736  SH         SHARED-OTHER    1, 2          12,338,736
PRG-SCHULTZ INTERNATIONAL IN  COM NEW   69357C503        425     104,069  SH         SHARED-OTHER    1, 2             104,069
PSYCHEMEDICS CORP             COM NEW   744375205      1,631     252,506  SH         SHARED-OTHER    1, 2             252,506
SHUTTERFLY INC                  COM     82568P304     11,338   1,622,086  SH         SHARED-OTHER    1, 2           1,622,086
SPANISH BROADCASTING SYS INC    CL A    846425882        192   1,983,999  SH         SHARED-OTHER    1, 2           1,983,999
SPECTRUM CTL INC                COM     847615101          1         200  SH         SHARED-OTHER    1, 2                 200
SUMTOTAL SYS INC                COM     866615107      7,737   2,724,430  SH         SHARED-OTHER    1, 2           2,724,430
TESSCO TECHNOLOGIES INC         COM     872386107      5,534     635,399  SH         SHARED-OTHER    1, 2             635,399
TIER TECHNOLOGIES INC           CL B    88650Q100     10,571   1,957,563  SH         SHARED-OTHER    1, 2           1,957,563
UNIVERSAL AMERICAN CORP         COM     913377107      8,037     911,212  SH         SHARED-OTHER    1, 2             911,212
UTAH MED PRODS INC              COM     917488108        871      39,684  SH         SHARED-OTHER    1, 2              39,684
VERSANT CORP                  COM NEW   925284309      2,203     147,424  SH         SHARED-OTHER    1, 2             147,424
VNUS MED TECHNOLOGIES INC       COM     928566108      9,113     561,814  SH         SHARED-OTHER    1, 2             561,814

  TOTAL                                              111,263  36,372,303                                           36,372,303